Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Oct. 28, 2011	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Jan. 30, 2012 Physio-Control	Apr. 27, 2012 Physio-Control
Discontinued Operations
Net assets					$ 164
Proceeds from divestiture of Physio-Control		0	0	386	386
Summary of Operating Results from Discontinued Operations before Tax
Net sales						323
Earnings from operations of Physio-Control						48
Physio-Control divestiture-related costs						(42)
Gain on sale of Physio-Control		0	0	218		218
Income tax expense						(22)
Earnings from discontinued operations		0	0	202		202
Reclassification of divestiture related costs from continuing operations to discontinued operations	$ 12